Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheets - Parent Company [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
ASSETS
Cash	$ 235,014	$ 4,170
Short-term investments	780,000
Due from subsidiaries	10,630,138	1,870,008
Prepaid expenses and other current assets, net	105,000
Prepaid expenses and other noncurrent assets, net	163,589	92,722
Investment in subsidiaries	11,103,806	2,967,699
Total Assets	23,017,547	4,934,599
Current liabilities
Accrued expenses and other liabilities	62,157	49,973
Total current liabilities	62,157	49,973
Equity:
Common stock (US$0.000002 par value, 25,000,000,000 shares authorized, 25,926,155 and 23,618,037 shares issued and outstanding as of September 30, 2023 and 2022, respectively)	52	47
Additional paid-in capital	16,035,229	5,112,181
Statutory reserves	368,271	39,620
Accumulated deficit	6,551,838	(267,222)
Total equity	22,955,390	4,884,626
Total liabilities and shareholders’ equity	$ 23,017,547	$ 4,934,599